Shareholders' Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders Equity
Opening Balance, Shares	13,805,649	13,123,723
Opening Balance, Amount	€ 2	€ 2
Issue of shares - ATM	1,103,368	681,926
Issue of shares - share based payments	10,000
Closing balance, Shares	14,919,017	13,805,649
Closing Balance, Amount	€ 2	€ 2